Associates and Joint Ventures - Breakdown of Key Financial Highlights (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Assets	€ 109,642	€ 109,213
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Group’s share in equity	31,708	28,684	€ 18,260	€ 25,450
Goodwill	18,471	16,519
Carrying amount in the Telefónica Group	312	251
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Disclosure Of Joint Ventures And Associates [Line Items]
Assets	352	224
Liabilities	346	202
Net assets	6	22
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Assets	136	146
Liabilities	35	38
Liabilities assumed and other costs (see Note 29.c)	€ 101	€ 108
Proportion of ownership interest in joint venture (as a percent)	50.00%	50.00%
Group’s share in equity	€ 54	€ 65
Goodwill	198	198
Carrying amount in the Telefónica Group	€ 252	€ 263